Average Annual Total Returns - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement 2025 Fund	Sep. 29, 2023
Fidelity Managed Retirement 2025 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(15.67%)
Past 5 years	2.82%
Past 10 years	5.90%
Fidelity Managed Retirement 2025 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.89%)
Past 5 years	1.36%
Past 10 years	4.17%
Fidelity Managed Retirement 2025 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.93%)
Past 5 years	1.87%
Past 10 years	4.32%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXZNL
Average Annual Return:
Past 1 year	(14.96%)
Past 5 years	3.33%
Past 10 years	6.22%